Revenue (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Kelltech Limited [Member]
Revenue [Line Items]
Interest rate		50.00%
KTSA [Member]
Revenue [Line Items]
Interest rate		33.33%
Non-Affiliated Company [Member]
Revenue [Line Items]
Revenue	$ 8,261	$ 49,650